GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 103	$ 139	$ 262	$ 276	$ 398
Goodwill	13,389		13,489	$ 12,651	$ 12,625
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	6,100		6,100
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 1,500		1,500
Tucana Health Limited [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill			$ 13,300